Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Measurement Recurring Basis - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Measurement Recurring Basis [Line Items]
Trading securities	$ 2,408,772	$ 5,197,015
Held-to-maturity debt securities	1,881,576
Total	4,290,348	5,197,015
Quoted Prices in Active Markets (Level 1) [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Measurement Recurring Basis [Line Items]
Trading securities	2,408,772	188,208
Held-to-maturity debt securities	1,881,576
Total	4,290,348	188,208
Significant Other Observable Inputs (Level 2) [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Measurement Recurring Basis [Line Items]
Trading securities		5,008,807
Held-to-maturity debt securities
Total		5,008,807
Significant Other Unobservable Inputs (Level 3) [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Measurement Recurring Basis [Line Items]
Trading securities
Held-to-maturity debt securities
Total